Income Taxes	12 Months Ended
Aug. 31, 2019
Income Taxes [Abstract]
Income Taxes
20	Income Taxes

The reconciliation of the income tax provision (recovery) calculated using the combined Canadian federal and provincial statutory income tax rate with the income tax provision in the consolidated financial statements is as follows:

	Years ended August 31,
	2019	2018	2017

Income tax provision (recovery) at combined Canadian federal and provincial statutory tax rate (27%)	$774	$(1,775)	$2,014

Increase (decrease) due to:
Foreign income/loss taxed at different rates	13	452	(900)
Non-deductible loss (non-taxable income)	10	(69)	(245)
Non-deductible expenses	594	1,285	981
Change in tax rates	–	167	(10)
Effect of the US tax reform (1)	–	1,528	–
Foreign exchange effect of translation of foreign subsidiaries in the functional currency	63	(16)	176
Recognition of previously unrecognized deferred income tax assets (note 4)	(2,383)	(560)	–
Utilization of previously unrecognized deferred income tax assets	(964)	(627)	(46)
Unrecognized deferred income tax assets on temporary deductible differences and unused tax losses	5,761	6,100	4,659
Other	1,478	(807)	(21)
Income tax provision for the year	$5,346	$5,678	$6,608

(1)
On December 22, 2017, the US tax reform (“Tax Cuts and Jobs Act”) was substantively enacted and reduces the maximum corporate income tax rate from 35% to 21%, effective January 1, 2018. Based on management’s estimate of deferred tax assets expected to be used in fiscal 2018 and beyond against taxable income in the United States, the company recorded a deferred income tax expense of $1,528,000 in the consolidated statement of earnings for the year ended August 31, 2018 to account for the effect of this substantively enacted tax rate.

	Years ended August 31,
	2019	2018	2017

The income tax provision consists of the following:

Current
Current income taxes	$7,449	$4,310	$5,554

Deferred
Deferred income taxes relating to the origination and reversal of temporary differences	(4,517)	(3,545)	(3,559)
Benefit arising from previously unrecognized tax losses and deductible temporary differences	(2,383)	(560)	–
Utilization of previously unrecognized deferred income tax assets	(964)	(627)	(46)
	(7,864)	(4,732)	(3,605)

Unrecognized deferred income tax assets on temporary deductible differences and unused tax losses	5,761	6,100	4,659
	(2,103)	1,368	1,054
Income tax provision for the year	$5,346	$5,678	$6,608

The changes in deferred income tax assets and liabilities for the year ended August 31, 2018 are as follows:

	Balance as at September 1, 2017	Credited (charged) to the statement of earnings	Credited (charged) to shareholders’ equity	Business combinations	Foreign currency translation adjustment	Balance as at August 31, 2018

Deferred income tax assets
Long-lived assets	$1,802	$200	$–	$–	$(77)	$1,925
Provisions and accruals	3,772	(250)	554	–	(113)	3,963
Deferred revenue	2,890	(101)	–	–	(73)	2,716
Research and development expenses	2,731	(101)	–	–	(106)	2,524
Losses carried forward	4,241	(2,633)	–	3,687	(222)	5,073

Deferred income tax liabilities
Long-lived assets	(1,002)	1,903	–	(7,889)	527	(6,461)
Research and development tax credits	(10,995)	(386)	–	–	445	(10,936)
Total	$3,439	$(1,368)	$554	$(4,202)	$381	$(1,196)

Classified as follows:
Deferred income tax assets	$6,555					$4,714
Deferred income tax liabilities	(3,116)					(5,910)
	$3,439					$(1,196)

The changes in deferred income tax assets and liabilities for the year ended August 31, 2019 are as follows:

	Balance as at September 1, 2018	Credited (charged) to the statement of earnings	Credited (charged) to shareholders’ equity	Foreign currency translation adjustment	Balance as at August 31, 2019

Deferred income tax assets
Long-lived assets	$1,925	$2,695	$–	$(52)	$4,568
Provisions and accruals	3,963	446	67	15	4,491
Deferred revenue	2,716	490	–	(36)	3,170
Research and development expenses	2,524	(149)	–	(45)	2,330
Losses carried forward	5,073	(2,751)	–	(176)	2,146

Deferred income tax liabilities
Long-lived assets	(6,461)	1,710	–	345	(4,406)
Research and development tax credits	(10,936)	(338)	–	198	(11,076)
Total	$(1,196)	$2,103	$67	$249	$1,223

Classified as follows:
Deferred income tax assets	$4,714				$4,821
Deferred income tax liabilities	(5,910)				(3,598)
	$(1,196)				$1,223

Unrecognized deferred income tax assets on temporary deductible differences and unused tax losses are as follows:

	As at August 31,
	2019	2018

Temporary deductible differences	$241	$1,435
Losses carried forward	39,721	42,361
	$39,962	$43,796

As at August 31, 2019, the year of expiry of operating losses for which no deferred income tax assets were recognized in the consolidated balance sheet are as follows, presented by tax jurisdiction:

Year of expiry	Finland	France	Spain	United States	United Kingdom

2020	$3,397	$–	$–	$–	$–
2021	6,345	–	–	1,958	–
2022	11,001	–	–	7,435	–
2023	7,127	–	–	1,972	–
2024	5,502	–	–	1,351	–
2025	6,859	–	–	1,351	–
2026	235	–	–	1,351	–
2027	1,425	–	–	1,351	–
2028	–	–	–	2,447	–
2030	–	–	–	2,713	–
2031	–	–	–	109	–
2033	–	–	–	4,681	–
2034	–	–	–	4,851	–
2035	–	–	–	2,616	–
2036	–	–	–	8,501	–
2037	–	–	–	9,660	–
2038	–	–	–	7,997	–
Indefinite	–	35,839	6,100	–	4,461
	$41,891	$35,839	$6,100	$60,344	$4,461

Furthermore, as at August 31, 2019, the company had available capital losses in Canada amounting to $49,363,000 (CA$65,622,000) at the federal level and $52,545,000 (CA$69,853,000) at the provincial level for which no deferred income tax assets were recognized. These losses can be carried forward indefinitely against capital gains.

As at August 31, 2019, non-refundable research and development tax credits recognized in the consolidated balance sheet amounted to $38,947,000. In order to recover these non-refundable research and development tax credits, the company needs to generate approximately $260,000,000 (CA$345,000,000) in pre-tax earnings at the Canadian federal level. In order to generate $260,000,000 in pre-tax earnings at the Canadian federal level over the estimated recovery period of 16 years, the company must generate a pre-tax earnings compound annual growth rate (CAGR) of 1%, which the company believes is probable. The company’s non-refundable research and development tax credits can be carried forward over a 20-year period.

As at August 31, 2019, no income taxes were recognized on taxable temporary differences of $23,111,000; such taxes would be payable on the unremitted earnings of certain of the company’s subsidiaries, as the company has determined that:

(1)	Undistributed profits of its foreign subsidiaries will not be distributed in the foreseeable future; and
(2)	Undistributed profits of its domestic subsidiaries will not be taxable when distributed.